Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of income tax expense	Income tax expense (benefit) for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Current income tax expense (benefit)
U.S.	$93,906	$31,216	$(97,155)
Non U.S.	20,622	18,293	44,764
Total current income tax expense (benefit)	$114,528	$49,509	$(52,391)
Deferred income tax (benefit) expense
U.S.	$(14,428)	$(9,404)	$60,932
Non U.S.	(70,699)	(1,687)	(25,560)
Total deferred income tax (benefit) expense	$(85,127)	$(11,091)	$35,372
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	1,933	(199)	3,928
Total unrecognized tax expense (benefit)	$1,933	$(199)	$3,928
Total income tax expense (benefit)
U.S.	$79,478	$21,812	$(36,223)
Non U.S.	(48,144)	16,407	23,132
Total income tax expense (benefit)	$31,334	$38,219	$(13,091)

Income before taxes attributable to domestic and foreign operations
(Loss) income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to (loss) income before taxes was as follows for the years ended December 31, 2022, 2021 and 2020 (in thousands of U.S. dollars):

	2022	2021	2020
Domestic (Bermuda)	$(205,731)	$636,043	$3,894
Foreign	(852,964)	125,580	237,204
(Loss) income before taxes	$(1,058,695)	$761,623	$241,098

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of (loss) income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	14.2	5.7	15.5
Impact of foreign exchange gains or losses	(0.3)	(0.1)	(8.1)
Unrecognized tax (expense) benefit	(0.2)	—	1.6
Tax-exempt income and expenses not deductible	0.1	(0.4)	(1.4)
Foreign branch tax	3.5	0.1	(3.3)
Valuation allowance	(17.6)	0.6	3.4
Other	(2.7)	(0.9)	(13.1)
Actual tax rate	(3.0)%	5.0%	(5.4)%

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	December 31, 2022	December 31, 2021
Net tax assets	$164,384	$154,472
Net tax liabilities	(29,154)	(90,974)
Net tax assets	$135,230	$63,498

	December 31, 2022	December 31, 2021
Net current tax assets	$108,836	$117,872
Net deferred tax assets (liabilities)	37,103	(45,098)
Net unrecognized tax benefit	(10,709)	(9,276)
Net tax assets	$135,230	$63,498

Significant components of net deferred tax assets and liabilities	Significant components of the net deferred tax assets and liabilities at December 31, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	December 31, 2022	December 31, 2021
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$18,049	$18,340
Foreign tax credit carryforwards	211,023	180,510
Tax loss carryforwards	123,597	106,555
Unearned premiums	46,029	36,421
Statutory basis funds held	—	58,899
Unrealized depreciation and timing differences on foreign exchange revaluations	—	3,838
Unrealized depreciation and timing differences on investments	170,720	—
Other deferred tax assets	37,423	47,034
	$606,841	$451,597
Valuation allowance	(399,329)	(211,798)
Deferred tax assets	$207,512	$239,799
Deferred tax liabilities
Deferred acquisition costs	$92,459	$75,924
Goodwill and other intangibles	55,882	56,870
Statutory basis reserves	—	114,240
Equalization reserves	8,235	7,192
Unrealized appreciation and timing differences on investments	—	4,877
Other deferred tax liabilities	13,833	25,794
Deferred tax liabilities	$170,409	$284,897
Net deferred tax assets (liabilities)	$37,103	$(45,098)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Balance at January 1	$9,276	$10,273	$5,689
Changes in tax positions taken during a prior year	1,933	(199)	3,870
Impact of the change in foreign currency exchange rates	(500)	(798)	714
Balance at December 31	$10,709	$9,276	$10,273